Investment Objectives and Goals - 13D Activist Fund	Apr. 14, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation.